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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)       (Zip code)
Colin Meadows       1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Select Sector Municipal Trust
Semiannual Report to Shareholders ▪  August 31, 2011
NYSE: VKL

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
24	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	11.20%

Trust at Market Value	8.82

Barclays Capital Municipal Bond Index▼	6.39

Market Price Discount to NAV as of 8/31/11	-1.87

▼Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Select Sector Municipal Trust.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with
Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2001 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

NYSE Symbol	VKL

2	Invesco Van Kampen Select Sector Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs: Transaction costs are low because the new shares are generally bought in blocks and the per share fee is shared among all participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.
■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any per share or service fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen Select Sector Municipal Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–167.11%
Alabama–2.13%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	$750	$702,480

Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS–AGM)(a)	5.25%	07/01/30	600	626,682

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(c)	5.20%	06/01/25	1,250	1,194,425

Health Care Authority for Baptist Health (The); Series 2009 A, RB(d)(e)	6.13%	05/15/12	500	514,365

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	725	760,373

				3,798,325

Arizona–4.98%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	610	674,520

Series 2008 B, Highway RB(b)	5.00%	07/01/26	915	969,470

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	250	244,212

Series 2010, RB	5.13%	05/15/40	500	488,570

Glendale (City of) Industrial Development Authority; Series 2005, Ref. RB	5.00%	12/01/35	1,155	1,001,674

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS–AMBAC)(a)	5.25%	01/01/32	1,000	1,007,780

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(d)(e)	5.00%	07/01/14	800	873,984

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 B, Ref. PCR(d)(e)	5.50%	05/01/12	500	512,670

Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR(d)(e)	5.50%	06/01/14	225	242,935

Series 2009 E, PCR(d)(e)	5.75%	06/01/16	275	314,160

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	240	219,645

Series 2009, Education RB	7.13%	01/01/45	220	202,486

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB(c)	6.55%	12/01/37	800	721,632

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/28	750	784,643

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	700	616,623

				8,875,004

California–17.67%
Alameda (County of) Corridor Transportation Authority; Series 2004 A, Sub. Lien CAB RB (INS–AMBAC)(a)(f)	5.40%	10/01/24	5,000	4,321,150

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	1,905	1,969,103

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/28	300	124,440

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB(b)	5.00%	12/01/24	275	300,616

Series 2008 AE, Water RB(b)	5.00%	12/01/25	325	354,988

Series 2008 AE, Water RB(b)	5.00%	12/01/26	325	343,473

Series 2008 AE, Water RB(b)	5.00%	12/01/27	225	252,590

Series 2008 AE, Water RB(b)	5.00%	12/01/28	325	321,094

California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	400	428,040

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(c)	5.30%	08/01/23	1,100	1,075,734

Series 2008 K, Home Mortgage RB(c)	5.45%	08/01/28	1,300	1,300,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(c)	5.00%	07/01/27	$500	$495,115

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	500	581,725

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	425	462,064

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	700	823,893

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	200	175,370

Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/18	1,565	1,788,811

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(h)	5.50%	03/01/18	100	97,373

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS–NATL)(a)	5.50%	11/01/35	3,500	3,520,020

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	400	408,036

San Diego (County of) Community College District (Election 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	2,295	2,405,550

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	525	527,945

San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Series 2008 A-4, Ref. RB(c)(d)(e)(i)	6.50%	05/01/12	450	467,865

Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,015,040

Series 2011 F, RB(c)	5.00%	05/01/25	280	286,012

Series 2011 F, Ref. Airport RB(c)	5.00%	05/01/26	560	566,815

San Francisco (City & County of) Public Utilities Commission; Sub–Series 2011 A, Water RB	5.00%	11/01/36	1,215	1,280,792

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,355,700

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	5,000	3,180,750

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(d)(e)	3.50%	05/31/13	500	500,405

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	750	790,538

				31,521,827

Colorado–6.34%
Colorado (State of) Educational & Cultural Facilities Authority (Charter School); Series 2004, RB (INS–SGI)(a)	5.50%	05/01/36	5,000	4,952,950

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	1,725	1,893,067

Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB(e)(i)	6.50%	11/15/11	1,000	1,022,890

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	400	312,928

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	550	579,870

Series 2010, Private Activity RB	6.00%	01/15/34	450	453,038

Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	1,500	1,472,745

Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	749	624,209

				11,311,697

Connecticut–1.30%
Connecticut (State of) Development Authority (Aquarion Water Company Project); Series 2007, Ref. Water Facility RB (INS–SGI)(a)(c)	5.10%	09/01/37	1,375	1,233,031

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(c)	5.00%	05/15/31	580	589,164

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	500	500,635

				2,322,830

District of Columbia–1.21%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	290	318,620

Series 2009, Hospital RB	6.38%	10/01/34	900	969,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	$275	$295,512

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	550	568,508

				2,152,273

Florida–6.29%
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	562,997

Citizens Property Insurance Corp.;
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	1,000	1,074,650

Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	880	957,713

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS–AMBAC)(a)	5.95%	07/01/20	95	99,031

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(c)	5.13%	06/01/27	600	614,994

Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB(h)	5.75%	10/01/22	250	249,783

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.38%	10/01/33	350	334,810

Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.50%	10/01/38	775	782,587

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS–AMBAC)(a)(d)(e)	5.00%	03/15/12	300	306,732

Series 2007 B, Ref. PCR(d)(e)	5.15%	09/01/13	300	324,474

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	1,983,260

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	230	238,862

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/35	40	—

Series 2010 A-2, Capital Improvement CAB RB(f)	6.13%	05/01/35	50	32,110

Series 2010 B, Capital Improvement CAB RB(f)	5.13%	05/01/17	110	93,441

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	400	387,752

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	1,000	1,055,340

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(d)(e)	5.35%	05/01/18	1,100	1,250,755

Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	330	238,022

Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	300	267,351

Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	300	199,866

Series 2007, Special Assessment RB	6.65%	05/01/40	270	165,972

				11,220,502

Georgia–4.46%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	245	251,946

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	135	138,827

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	75	77,187

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	1,250	1,342,188

Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,977,371

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	450	506,475

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	500	559,445

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	450	500,549

Georgia (State of) Municipal Electric Authority;
Series 1993 A, Power RB (INS–FGIC)(a)	5.50%	01/01/12	175	177,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Series 1993 A, Power RB (INS–FGIC)(a)(k)	5.50%	01/01/12	$535	$544,469

Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(b)	5.00%	09/01/29	1,200	1,259,316

Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	600	613,890

				7,948,992

Hawaii–0.99%
Hawaii (State of) Pacific Health; Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,006,480

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	750	760,920

				1,767,400

Idaho–0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	250	285,915

Series 2008 A, RB	6.75%	11/01/37	400	441,948

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	315	267,451

University of Idaho; Series 2011, Ref. RB(d)(e)	5.25%	04/01/21	450	519,898

				1,515,212

Illinois–16.80%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	500	431,010

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	270	264,219

Chicago (City of) (O’Hare International Airport);
Series 2001 A, Second Lien Passenger Facility Charge RB (INS–AMBAC)(a)(c)	5.38%	01/01/32	2,540	2,539,975

Series 2002 A, Ref. General Airport Third Lien RB (INS–NATL)(a)(c)	5.38%	01/01/32	2,000	1,999,980

Series 2008 A, General Airport Third Lien RB (INS–AGM)(a)(b)	5.00%	01/01/33	1,400	1,490,902

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/27	2,750	2,820,372

Chicago (City of);
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds(l)	0.23%	01/01/42	2,450	2,450,000

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	1,425	1,788,247

Series 2011, Tax Increment COP	7.13%	05/01/21	150	154,598

Series 2011, Tax Increment COP	7.13%	05/01/21	225	231,896

Cook (County of) School District No 100 Berwyn South; Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/15	285	353,705

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/13	300	309,282

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	750	800,415

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	870	974,348

Series 2009 A, RB(b)	5.75%	08/15/30	500	554,255

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,000	2,014,320

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	600	595,194

Illinois (State of) Finance Authority (Resurrection Healthcare); Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	3,000	3,121,560

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	500	526,130

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	750	824,002

Illinois (State of) Finance Authority (Sherman Health Systems); Series 1997, Health Facilities Authority RB (INS–AMBAC)(a)	5.25%	08/01/22	1,185	1,184,905

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	1,000	900,750

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	855	887,858

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(c)	5.05%	08/01/29	1,335	1,312,385

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,175	1,240,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(c)	7.00%	12/01/42	$225	$196,961

				29,967,493

Indiana–5.87%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	230	230,002

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS–AMBAC)(a)	6.25%	01/05/16	2,300	2,496,719

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)	5.00%	11/15/36	4,600	5,202,186

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	600	663,972

Indiana (State of) Finance Authority;
Series 1999, Ref. Exempt Facilities RB(c)	5.95%	08/01/30	1,000	1,006,040

Series 2011 B, Second Lien Waste Water Utility RB	5.25%	10/01/31	835	873,903

				10,472,822

Iowa–1.51%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,178,269

Des Moines (City of); Series 2000 A, Public Parking System RB (INS–NATL/FGIC)(a)	5.75%	06/01/14	1,515	1,520,969

				2,699,238

Kansas–3.41%
Cowley (County of) Unified School District No. 465 Winfield; Series 2003, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	10/01/21	70	75,883

Kansas (State of) Development Finance Authority (Adventist Health);
Series 2009, Hospital RB	5.50%	11/15/23	1,250	1,419,275

Series 2009, Hospital RB	5.75%	11/15/38	1,000	1,073,540

Wamego (City of) (Gas & Electric Company); Series 2004, Pollution Control RB (INS–NATL)(a)	5.30%	06/01/31	3,500	3,522,820

				6,091,518

Kentucky–2.25%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	600	641,754

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	600	613,566

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/24	600	667,260

Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/25	660	726,838

Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	1,405	1,363,019

				4,012,437

Louisiana–1.75%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	371	185,648

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	400	406,084

Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(a)	6.75%	06/01/26	750	862,995

Rapides Finance Authority (Cleco Power LLC); Series 2007, RB(c)(d)(e)	5.25%	03/01/13	750	779,730

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	925	882,339

				3,116,796

Maryland–1.58%
Maryland (State of) Economic Development Corp. (Collegiate Housing Salisbury); Series 1999 A, Student Housing RB	6.00%	06/01/19	735	735,000

Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	375	370,654

Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	265	261,809

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	725,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	$800	$732,544

				2,825,232

Massachusetts–4.76%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,489

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	225	119,936

Massachusetts (State of) Development Finance Agency (Semass System); Series 2001 A, Resource Recovery RB (INS–NATL)(a)	5.63%	01/01/15	2,000	2,038,300

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	300	331,893

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	270	268,726

Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	650	658,814

Massachusetts (State of) Health & Educational Facilities Authority (Childrens Hospital); Series 2010 N-4, VRD RB (LOC–JP Morgan Chase Bank, N.A.)(l)	0.13%	10/01/49	1,800	1,800,000

Massachusetts (State of) Industrial Finance Agency (American Hingham Water Treatment); Series 1995, RB(c)	6.75%	12/01/20	1,145	1,145,859

				8,492,017

Michigan–0.87%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS–AGM)(a)	7.00%	07/01/27	800	938,528

Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(d)(e)	5.25%	01/15/14	325	356,564

Series 2008 A, RB(d)(e)	5.50%	01/15/15	225	255,996

				1,551,088

Minnesota–0.70%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	650	740,447

Series 2008 A, Healthcare System RB	6.63%	11/15/28	450	499,199

				1,239,646

Missouri–2.93%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,047

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities IDR	5.50%	06/01/29	500	515,860

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	449,515

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	550	594,820

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	650	656,350

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Sr. Living Facilities RB	5.38%	02/01/35	1,000	924,230

Series 2010, Sr. Living Facilities RB	5.50%	02/01/42	375	348,904

St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	1,250	1,299,812

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	250	229,978

				5,224,516

Nebraska–0.60%
Municipal Energy Agency of Nebraska; Series 2009 A, Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	1,000	1,065,240

Nevada–0.53%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(a)(c)	5.25%	07/01/34	1,000	944,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.27%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 1997, PCR(c)(d)(e)	7.13%	02/01/12	$275	$281,545

Series 2009 A, PCR(c)(d)(e)	6.88%	02/01/12	200	204,542

				486,087

New Jersey–0.33%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	600	590,292

New Mexico–2.62%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)(e)	5.20%	06/01/20	500	510,605

Series 2010 C, Ref. PCR	5.90%	06/01/40	750	720,383

Jicarilla Apache Nation;
Series 2003 A, RB(h)	5.00%	09/01/18	1,500	1,586,145

Series 2003 A, RB(h)	5.50%	09/01/23	1,250	1,306,537

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	500	546,050

				4,669,720

New York–18.98%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	500	508,980

Series 2009, PILOT RB	6.38%	07/15/43	210	215,036

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,926,620

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,750	2,586,595

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,569,800

New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,026

Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/26	1,700	1,915,135

New York (State of) Dormitory Authority; Series 2011 A, General Purpose Personal Income Tax RB	5.00%	03/15/30	810	892,264

New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/26	700	743,687

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/27	750	777,893

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/28	1,600	1,625,216

Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	1,350	1,484,190

New York City (City of); Sub–Series 1993 A-7, Ref. PCR (LOC–JP Morgan Chase Bank, N.A.)(l)	0.10%	08/01/20	4,000	4,000,000

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	750	765,382

Port Authority of New York & New Jersey;
Series 2006 144th, Consolidated RB(b)	5.00%	10/01/35	6,900	7,294,336

Series 2008 152nd, Consolidated RB(b)(c)	5.00%	11/01/28	6,300	6,541,479

				33,851,639

North Carolina–1.90%
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,259,800

North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	150	127,026

				3,386,826

North Dakota–0.29%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	500	509,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–5.79%
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	$885	$889,859

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	300	311,724

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital RB (INS–AGM)(a)(b)	5.00%	04/01/24	1,125	1,228,388

Series 2006 A, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	1,050	1,028,916

Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	1,050	1,139,975

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	565	594,990

Series 2009 A, RB	6.25%	11/15/39	350	365,411

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(d)(e)	5.80%	12/01/38	1,000	1,055,110

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,500	1,687,380

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	575	575,724

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	850	882,223

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)(e)	5.88%	06/01/16	500	562,180

				10,321,880

Oklahoma–0.22%
McAlester Public Works Authority; Series 2002, CAB Utility System RB (INS–AGM)(a)(g)	0.00%	02/01/31	1,000	398,120

Pennsylvania–1.41%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	500	515,955

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	900	896,571

Pennsylvania (State of) Turnpike Commission;
Sub–Series 2010 B-2, Ref. CAB PCR(f)	5.75%	12/01/28	850	704,752

Sub–Series 2010 B-2, Ref. CAB PCR(f)	6.00%	12/01/34	500	397,330

				2,514,608

Puerto Rico–3.28%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,100	1,122,121

Series 2010 XX, RB	5.25%	07/01/40	800	778,512

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub–Series 2010 A, RB	5.38%	08/01/39	750	756,533

First Sub–Series 2010 A, RB	5.50%	08/01/42	850	862,248

First Sub–Series 2010 C, RB	5.25%	08/01/41	2,350	2,337,592

				5,857,006

South Carolina–9.61%
Beaufort (County of) (New River Redevelopment Project Area); Series 2002, Tax Allocation RB (INS–NATL)(a)	5.50%	06/01/20	2,420	2,536,063

Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB(b)	5.25%	12/01/25	10,000	10,762,500

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	1,000	1,037,210

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS–AMBAC)(a)	5.20%	11/01/27	1,500	1,551,345

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB(j)	6.00%	11/15/42	250	99,612

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	1,080	1,145,200

				17,131,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–2.72%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB(e)(i)	8.00%	07/01/12	$1,500	$1,621,185

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB Series 2000 A, Ref. First Mortgage Hospital RB(e)(i)	7.50%	07/01/12	1,000	1,076,850

Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	750	720,518

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	1,300	1,430,832

				4,849,385

Texas–16.86%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	575	597,804

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	500	572,785

Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	575	656,587

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Airport RB (INS–NATL)(a)(c)	5.75%	11/01/18	190	190,686

Series 2002 C, Joint Airport RB (INS–NATL)(a)(c)	6.00%	11/01/23	425	426,624

Series 2003 A, Joint Airport RB (INS–AGM)(a)(c)	5.50%	11/01/21	2,000	2,095,800

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	1,900	2,038,510

Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB(b)	5.00%	08/15/28	1,500	1,554,030

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	300	335,568

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	400	426,544

Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	3,000	3,254,220

Series 2011 D, First Lien Combined Utility System, RB	5.00%	11/15/31	1,035	1,115,119

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	1,200	1,255,428

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	575	586,138

Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR(d)(e)	1.13%	06/01/12	675	676,228

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(d)	5.60%	03/01/27	1,250	1,290,800

McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	490	525,942

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS–AMBAC)(a)	5.25%	08/15/32	1,000	1,012,190

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	360	391,201

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	540	569,014

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	1,000	1,016,070

Series 2008 L-2, Ref. First Tier System RB(d)(e)	6.00%	01/01/13	600	639,582

Series 2011 A, Special Projects System RB	5.50%	09/01/36	1,050	1,137,769

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	195	173,560

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	1,000	937,770

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	500	495,420

Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	6.25%	07/01/28	1,200	1,312,992

Texas (State of) (Transportation Commission–Mobility Fund); Series 2008, Unlimited Tax GO Bonds(b)	5.00%	04/01/28	2,215	2,240,052

Texas (State of) A&M University Board of Regents; Series 2009, Financing System RB	5.00%	05/15/28	1,000	1,102,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas (State of) Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	$560	$578,990

Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,000	855,950

				30,062,353

Virgin Islands–0.56%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,000	1,002,490

Virginia–1.49%
Richmond Industrial Development Authority; Series 2001, Government Facilities FB (INS–AMBAC)(a)	5.00%	07/15/15	1,000	1,096,580

Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(i)	5.50%	06/01/26	1,400	1,553,902

				2,650,482

Washington–6.81%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(c)	5.50%	07/01/26	550	611,765

Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	3,000	2,457,810

Spokane (City of) Public Facilities District; Series 2003, RB (INS–NATL)(a)	5.25%	09/01/33	5,000	5,072,100

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	375	392,164

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB(h)	6.00%	01/01/27	560	535,108

Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,690	3,069,773

				12,138,720

West Virginia–1.89%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(c)	5.50%	10/15/37	1,750	1,693,387

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	400	395,028

Series 2008, Hospital RB	6.25%	10/01/23	425	417,388

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	400	411,392

Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	450	458,770

				3,375,965

Wisconsin–2.00%
Superior (City of) (Superior Water, Light & Power Company);
Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	175	182,294

Series 2007 B, Collateralized Utility RB(c)	5.75%	11/01/37	150	150,836

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)(e)	5.13%	08/15/16	500	572,170

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	720	773,064

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(b)(c)	5.30%	09/01/23	1,000	1,062,760

Series 2008 A, Home Ownership RB(b)(c)	5.50%	09/01/28	387	411,478

Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	370	418,080

				3,570,682

Wyoming–0.30%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	500	539,115

TOTAL INVESTMENTS(m)–167.11% (Cost $293,169,162)				298,042,675

FLOATING RATE NOTE OBLIGATION(n)–(22.38%)
Note with interest rates ranging from 0.21% to 0.36% at 08/31/11 and contractual maturities of collateral ranging from 09/01/23 to 06/01/39 (See Note 1K)				(39,920,000)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–(continued)
OTHER ASSETS LESS LIABILITIES–2.29%				$4,085,001

PREFERRED SHARES–(47.02)%				(83,850,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$178,357,676

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1K.
(c)	Security subject to the alternative minimum tax.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $3,774,946, which represented 2.12% of the Trust’s Net Assets.
(i)	Advance refunded.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $285,260, which represented 0.16% of the Trust’s Net Assets.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.54%

National Public Finance Guarantee Corp.	7.01

American Municipal Bond Assurance Corp.	5.58

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $68,421,505 are held by the Dealer Trusts and serve as collateral for the $39,920,000 in floating rate note obligations at that date.

Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	85.6%

General Obligation Bonds	8.7

Pre-refunded Bonds	1.4

Other	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Select Sector Municipal Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $293,169,162)	$298,042,675

Receivable for:
Investments sold	1,903,108

Interest	3,731,426

Other assets	32,801

Total assets	303,710,010

Liabilities:
Floating rate note obligations	39,920,000

Payable for:
Amount due custodian	522,133

Investments purchased	855,369

Income distributions — preferred and common shares	41,786

Accrued fees to affiliates	38,232

Accrued other operating expenses	124,814

Total liabilities	41,502,334

Preferred shares ($0.01 par value, authorized 100,000,000 shares, 3,354 issued with liquidation preference of $25,000 per share)	83,850,000

Net assets applicable to common shares	$178,357,676

Net Assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$203,850,477

Undistributed net investment income	3,175,795

Undistributed net realized gain (loss)	(33,542,109)

Unrealized appreciation	4,873,513

$178,357,676

Shares outstanding, $0.01 par value per common share with an unlimited number of shares authorized:
Common shares outstanding	15,190,715

Net asset value per common share	$11.74

Market value per common share	$11.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Select Sector Municipal Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$7,526,414

Expenses:
Advisory fees	816,281

Administrative services fees	25,136

Custodian fees	5,555

Interest, facilities and maintenance fees	176,801

Transfer agent fees	10,238

Trustees’ and officers’ fees and benefits	18,755

Other	67,901

Total expenses	1,120,667

Less: Fees waived and/or expenses reimbursed	(20,225)

Net expenses	1,100,442

Net investment income	6,425,972

Realized and unrealized gain (loss):
Net realized gain (loss) from investment securities	(2,366,759)

Change in net unrealized appreciation of investment securities	14,418,160

Net realized and unrealized gain	12,051,401

Distributions to preferred shareholders from net investment income	(126,360)

Net increase in net assets applicable to common shares from operations	$18,351,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Select Sector Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the four months ended February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$6,425,972	$4,497,836	$13,757,525

Net realized gain (loss)	(2,366,759)	(486,511)	(3,033,069)

Change in net unrealized appreciation (depreciation)	14,418,160	(18,671,357)	14,484,927

Distributions to preferred shareholders from net investment income	(126,360)	(113,023)	(344,844)

Net increase (decrease) in net assets applicable to common shares resulting from operations	18,351,013	(14,773,055)	24,864,539

Distributions to common shareholders from net investment income	(6,653,533)	(4,435,689)	(13,200,732)

Net increase (decrease) in net assets applicable to common shares resulting from investment activities	11,697,480	(19,208,744)	11,663,807

Net assets applicable to common shares:
Beginning of period	166,660,196	185,868,940	174,205,133

End of period (includes undistributed net investment income of $3,175,795, $3,529,716 and $3,661,062, respectively)	$178,357,676	$166,660,196	$185,868,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Select Sector Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

For the
six months
ended
August 31,
2011

Net increase in net assets applicable to common shares resulting from operations	$18,351,013

Adjustments to reconcile net increase in net assets applicable to common shares from operations to net cash provided by operating activities:
Cost of purchases of investments	(27,224,579)

Proceeds from sales of investments	28,828,959

Amortization of premium	259,976

Accretion of discount	(97,937)

Net realized loss on investments	2,366,759

Net change in unrealized appreciation on investments	(14,418,160)

Decrease in interest receivable and other assets	96,913

Increase (Decrease) in accrued expenses and other payables	(138,169)

Net cash provided by operating activities	8,024,775

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(6,661,789)

Decrease in custodian bank payable	(682,986)

Net proceeds from and repayments of floating rate note obligations	(680,000)

Net cash provided by (used in) financing activities	(8,024,775)

Net increase (decrease) in cash	—

Cash at the beginning of the period	—

Cash at the end of the period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$176,801

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Select Sector Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s primary investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining

18        Invesco Van Kampen Select Sector Municipal Trust

fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such

19        Invesco Van Kampen Select Sector Municipal Trust

interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate note securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
L.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily net assets including current preferred shares and leverage entered into to retire previously issued preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.07%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $20,225.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

20        Invesco Van Kampen Select Sector Municipal Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$298,042,675	$—	$298,042,675

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $16,525 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP, as legal counsel to the Trust. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $39,784,714 and 0.82%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2015	$1,589,212

February 29, 2016	15,442,819

February 28, 2017	11,235,010

February 28, 2018	2,913,579

February 28, 2019	485,791

Total capital loss carryforward	$31,666,411

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

21        Invesco Van Kampen Select Sector Municipal Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $23,927,452 and $29,337,357, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,341,512

Aggregate unrealized (depreciation) of investment securities	(6,711,533)

Net unrealized appreciation of investment securities	$5,629,979

Cost of investments for tax purposes is $292,412,696.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Four months ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Beginning shares	15,190,715	15,190,715	15,190,715

Shares Repurchased	-0-	-0-	-0-

Ending shares	15,190,715	15,190,715	15,190,715

NOTE 9—Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $25,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $25,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 24, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of interest, facilities and maintenance fees on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)	Rate†	Reset Date	Dividend Rates††

A	442	$11,050	0.289%	September 6, 2011	0.107	-0.411%

B	442	11,050	0.259	September 6, 2011	0.122	-0.426

C	1,300	32,500	0.305	September 16, 2011	0.107	-0.411

D	1,170	29,250	0.305	September 19, 2011	0.110	-0.411

†	As of August 31, 2011.
††	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through September 30, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.244% to 0.305% in the aggregate amount of $33,302.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 13, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.

22        Invesco Van Kampen Select Sector Municipal Trust

  The Trust entered into additional floating rate note obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 28, 2011	442	$11,050,000	442	$11,050,000	1,300	$32,500,000	1,170	$29,250,000

Shares retired	-0-	-0-	-0-	-0-	-0-	-0-	-0-	-0-

Outstanding at August 31, 2011	442	$11,050,000	442	$11,050,000	1,300	$32,500,000	1,170	$29,250,000

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.0730	September 15, 2011	September 30, 2011

October 1, 2011	$0.0730	October 14, 2011	October 31, 2011

23        Invesco Van Kampen Select Sector Municipal Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.97		$12.24		$11.47	$9.41	$13.68	$14.54	$14.21

Net investment income(a)	0.42		0.30		0.91	0.97	1.05	0.99	0.94

Net realized and unrealized gain (loss)	0.80		(1.27)		0.75	1.88	(4.33)	(0.86)	0.46

Distributions paid to preferred shareholders:
Net investment income	(0.01)		(0.01)		(0.02	(0.06)	(0.30)	(0.31)	(0.27)

Net realized gain	-0-		-0-		-0-	-0-	-0-	-0-	(0.01)

Total income (loss) from investment operations	1.21		(0.98)		1.64	2.79	(3.58)	(0.18)	1.12

Distributions paid to common shareholders from:
Net investment income	(0.44)		(0.29)		(0.87)	(0.73)	(0.69)	(0.68)	(0.69)

Net realized gains	-0-		-0-		-0-	-0-	-0-	-0-	(0.10)

Net asset value, end of period	$11.74		$10.97		$12.24	$11.47	$9.41	$13.68	$14.54

Market value, end of period	$11.52		$11.00		$12.83	$10.84	$9.20	$12.19	$12.75

Total return at net asset value(b)	11.20%		(8.02)%		14.58%

Total return at market value(c)	8.82%		(12.01)%		27.08%	27.20%	(19.88)%	0.66%	9.94%

Net assets applicable to common shares at end of the period (000’s omitted)	$178,358		$166,660		$185,869	$174,205	$142,947	$209,917	$225,488

Portfolio turnover(d)	8%		2%		12%	17%	55%	23%	26%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expense:
With fee waivers and/or expense reimbursements(e)	1.28	%(f)	1.36	%(g)(j)	1.37%	1.55%	2.15%	2.27%	1.43%

With fee waivers and/or expense reimbursements, excluding interest, facilities and maintenance fees(e)(h)	1.07	%(f)	1.07	%(g)(j)	1.16%	1.20%	1.04%	1.06%	1.23%

Without fee waivers and/or expense reimbursements(e)	1.30	%(f)	1.37	%(g)(j)	1.47%	1.74%	2.32%	2.41%	N/A

Ratio of net investment income before preferred share dividends	7.44	%(f)	8.07	%(j)	7.65%	9.59%	8.52%	6.96%	6.59%

Preferred share dividends	0.15	%(f)	0.20	%(j)

Ratio of net investment income after preferred share dividends	7.29	%(f)	7.87	%(j)	7.46%	9.00%	6.09%	4.79%	4.71%

Senior Securities:
Total preferred shares outstanding	3,354		3,354		3,354	3,836	4,128	5,160	5,160

Total amount of preferred shares outstanding (000’s omitted)	$83,850		$83,850		$83,850	$95,900	$103,200	$129,000	$129,000

Asset coverage per preferred shares(i)	$78,178		$74,690		$80,422	$70,418	$59,684	$65,715	$68,725

Liquidating preference per preferred share	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $171,726.
(g)	Ratios include an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been higher by 0.06%.
(h)	For the years ended October 31, 2010 and prior, ratios do not exclude facilities and maintenance fees.
(i)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(j)	Annualized
N/A=Not Applicable

24        Invesco Van Kampen Select Sector Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Select Sector Municipal Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital Municipal Bond Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the

25        Invesco Van Kampen Select Sector Municipal Trust

median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Van Kampen Select Sector Municipal Trust

“Proxy Results”

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Select Sector Municipal Trust was held on June 17, 2011 and adjourned until July 19, 2011. The Meeting on July 19, 2011 was held for the following purpose:

(1)	Elect four Class II Trustees, two by the holders of Common Shares and one by the holders of the Preferred Shares, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	Wayne W. Whalen	13,941,384	443,771
	Rod Dammeyer	13,902,080	483,075
	Linda Hutton Heagy*	N/A	N/A

*	No vote was held by preferred shareholders with respect to Linda Hutton Heagy due to lack of quorum of preferred shareholders at the meeting.

27        Invesco Van Kampen Select Sector Municipal Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-08000.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-SSMUNI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.